REMOVAL OF LODRANE PRODUCTS FROM THE US MARKET (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011 Lodrane Products [Member]
Total Revenues	$ 1,693,246	$ 667,682	$ 3,573,832	$ 1,880,754	$ 3,403,526	$ 2,424,118	$ 4,200,000
Sales Revenue, Goods, Net, Percentage							97.00%